Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Interest and fees on loans	$ 77,024	$ 71,543	$ 66,685
Interest and dividends on securities:
Taxable securities	5,714	5,868	6,464
Exempt from Federal income taxes	1,191	768	679
Interest on loans held for sale	391	385	263
Interest on Federal funds sold	304	154	167
Interest and dividends on restricted equity securities	122	121	122
Total interest income	84,746	78,839	74,380
Interest expense:
Interest on negotiable order of withdrawal accounts	1,371	1,515	1,587
Interest on money market accounts and other savings accounts	1,915	1,906	2,366
Interest on certificates of deposit and individual retirement accounts	4,978	5,179	5,791
Interest on securities sold under repurchase agreements	3	7	23
Interest on Federal funds purchased	17	1	1
Total interest expense	8,284	8,608	9,768
Net interest income before provision for loan losses	76,462	70,231	64,612
Provision for loan losses	379	388	498
Net interest income after provision for loan losses	76,083	69,843	64,114
Non-interest income	21,728	19,941	16,678
Non-interest expense	(57,337)	(52,159)	(47,705)
Earnings before income taxes	40,474	37,625	33,087
Income taxes	14,841	13,762	12,310
Net earnings	$ 25,633	$ 23,863	$ 20,777
Basic earnings per common share (in dollars per share)	$ 2.49	$ 2.35	$ 2.06
Diluted earnings per common share (in dollars per share)	$ 2.49	$ 2.35	$ 2.06
Weighted average common shares outstanding:
Basic (in shares)	10,279,332	10,165,477	10,062,783
Diluted (in shares)	10,284,328	10,170,180	10,068,640